Gross Unrealized Losses on Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available-for-sale
Less than 12 months	¥ 2,971
12 months or longer	12,302
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	15,273
Held-to-maturity
Less than 12 months	5,734
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	5,734
Available-for-sale
Less than 12 months	317
12 months or longer	1,725
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	2,042
Held-to-maturity
Less than 12 months	20
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	¥ 20